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                      U.S. SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C.  20549

                                     FORM 24F-2
                          ANNUAL NOTICE OF SECURITIES SOLD
                               PURSUANT TO RULE 24f-2


1.     Name and address of issuer:
       GENERAL SECURITIES, INCORPORATED
       5100 EDEN AVENUE, SUITE 204
       EDINA, MINNESOTA 55436

2.     The name of each series of class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
       classes):                                                             / /

              REGISTRANT HAS ONLY ONE CLASS AND NO SERIES.

3.     Investment Company Act File Number:
              811-594
       Securities Act File Number:
              2-77092

4(a).  Last day of fiscal year for which this Form is filed:
              NOVEMBER 30

4(b).  / /    Check box if this Form is being filed late (I.E., more than 90 calendar days after the end of the issuer's fiscal year).  (See
              Instruction A.2)

NOTE:  IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE
REGISTRATION FEE DUE.

4(c).  / /    Check box if this is the last time the issuer will be filing this
              Form.


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
5.     Calculation of registration fee:

       (i)    Aggregate sale price of securities sold during the
              fiscal year pursuant to section 24(f):                                      $9,169,382
                                                                                          ----------

       (ii)   Aggregate price of securities redeemed or
              repurchased during the fiscal year:                     $4,237,890
                                                                      ----------

       (iii)  Aggregate price of securities redeemed or
              repurchased during any PRIOR fiscal year ending no
              earlier than October 11, 1995 that were not
              previously used to reduce registration fees payable
              to the Commission:                                      $
                                                                      ----------
       (iv)   Total available redemption credits [add Items 5(ii)
              and 5(iii):                                                                -$4,237,890
                                                                                          ----------

       (v)    Net sales -- if Item 5(i) is greater than Item 5(iv)
              [subtract Item 5(iv) from Item 5(i):                                        $4,931,492
                                                                                          ----------

       (vi)   Redemption credits available for use in future years   ($         )
              -- if Item 5(i) is less than Item 5(iv) [subtract       ----------
              Item 5(iv) from Item 5(i)]:

       (vii)  Multiplier for determining registration fee (See
              Instruction C.9):                                                             x.000295
                                                                                          ----------

       (viii) Registration fee due [multiply Item 5(v) by Item
              5(vii)] (enter "0" if no fee is due):                                       =$1,454.79



6.     Prepaid Shares

       If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
       ___________ If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future years, then state that number here:____________

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                     +$
                                                                      ----------


8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                     =$
                                                                      ----------


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9.     Date the registration fee and any interest payment was sent to the
       Commission's lockbox depository:

              FEBRUARY 24, 1998

              Method of Delivery:

                            /X/ Wire Transfer
                            / / Mail or other means

                                     SIGNATURES

       This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.

       By:                         /s/ John P. Robinson
                                   --------------------
                                   John P. Robinson, President


Date:   FEBRUARY 25, 1998